Revenue - Additional Information (Details) £ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 USD ($)	May 31, 2021 GBP (£)	May 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue				£ 5,300
Upfront payments received	£ 72,349		£ 76,748	68,379
Milestone payment received	1,500	$ 2.0
Collaboration Agreement With Mallinckrodt
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	11,700		8,700	3,800
Upfront payments received									£ 16,400	$ 20.0
Milestone payment received	2,200	3.0	2,900	1,400
AstraZeneca collaboration
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	5,100		2,700	22
Upfront payments received				17,100		£ 30,800	$ 40.0	$ 20.0
Collaboration Agreement with Hansoh
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	200		32
Upfront payments received			11,900		$ 16.0
Upfront payments received, net of taxes			10,700		$ 14.4
Milestone payment received	1,500	$ 2.0
Royalty Income
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	600		400	200
Royalty Income | Alnylam
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	600		400	£ 200
Research Collaboration Income
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	£ 16,900		£ 12,000